Investment Objectives and Goals - iShares Future AI Beneficiaries ETF	Sep. 11, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Future AI Beneficiaries ETF AIBF | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Future AI Beneficiaries ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that may benefit from the adoption of artificial intelligence (“AI”) technology primarily through cost savings and additionally through revenue amplification.